Sales and other operating revenues	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Sales and other operating revenues	Sales and other operating revenues

			$ million
	2025	2024	2023
Crude oil	2,063	2,219	2,413
Oil products	114,207	121,019	128,969
Natural gas, LNG and NGLs	27,477	24,464	29,541
Non-oil products and other revenues from contracts with customers	15,132	13,362	10,298
Revenue from contracts with customers	158,879	161,064	171,221
Other operating revenues[a]	30,456	28,121	38,909
Total sales and other operating revenues	189,335	189,185	210,130
aPrincipally relates to commodity derivative transactions including sales of bp own production in trading books.
An analysis of third-party sales and other operating revenues by segment and region is provided in Note 5.
The group’s sales to customers of crude oil and oil products were substantially all made by the customers & products segment. The group’s sales to customers of natural gas, LNG and NGLs were made by the gas & low carbon energy segment. A significant majority of the group’s sales of non-
oil products and other revenues from contracts with customers were made by the customers & products segment.